Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research and development	[1]	$ 89,504	$ 58,579	$ 57,069
Related Party
Research and development		$ 48,500	$ 0	$ 0

[1]	Includes $48.5 million in related party expenses for the year ended December 31, 2023 and no related party expenses for the year ended months ended December 31, 2022 and 2021.